Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Income taxes receivable	$ 143	$ 0
Prepaid expenses	113	133
Derivative instruments	38	0
Other	40	33
Total other current assets	$ 334	$ 166